Annual Total Returns (Vanguard Intermediate-Term Government Bond Index Fund - Admiral Shares Retail) (Vanguard Intermediate-Term Government Bond Index F, Vanguard Intermediate-Term Government Bond Index Fund - Admiral Shares)
12 Months Ended
Aug. 31, 2013
Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - Admiral Shares
Annual Total Return
2012	2.63%
2011	9.66%